8. LICENSE AGREEMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
8. LICENSE AGREEMENT

On February 16, 2012 the Company entered into an agreement pursuant to which a biotech company (the “Sublicensor”) with license rights to certain drug technologies agreed to grant us a worldwide sublicense for the development, manufacture and commercialization of a drug technology which is referred to as DARA, which is an Angiotesin Receptor Blocker (“ARB”) and Endothelin Receptor Antagonist (“ERA”) which the Company is initially using in connection with the treatment of focal segmental glomerulosclerosis (“FSGS”) and which we refer to as RE-021. The sublicense agreement also enables the Company to sell the licensed technology as a research product or sublicense the technology to other third parties as potential sources of revenue. Under the license agreement, Sublicensor is obligated to transfer to the Company certain information, records, regulatory filings, materials and inventory controlled by Sublicensor and relating to or useful for developing RE-021. The Company must use commercially reasonable efforts to develop and commercialize RE-021 in specified major market countries and other countries in which the Company believes it is commercially reasonable to develop and commercialize such products. The agreement shall continue until neither party has any obligations under the agreement to make payments to the other party.

In accordance with the agreement as amended most recently as of January 7, 2013, the Company made two non-refundable payments totaling $2,550,000, the first payment of $1,150,000 made upon execution and the second payment of $1,400,000 was made in February 2013, which includes a $250,000 fee payable to the sublicensee in exchange for extended due date of this payment from October 1, 2012 to February 2013. As of September 30, 2013, the Company has recognized $2,300,000 for the cost of the License Agreement which is presented in the accompanying condensed consolidated balance sheet as an intangible asset that is being amortized on a straight-line basis over the term of the License Agreement which expires on September 30, 2023. The $250,000 of extension fees were expensed to operations in February 2013. In addition, the Company issued 620,000 common shares to Ligand valued at $1,550,000 as a result of the merger transaction, the amount of which was expensed to operations in December 2012. For the three and nine months ended September 30, 2013 and 2012, and for the period from March 11, 2011 (inception) through September 30, 2013, the Company recognized amortization expense of the license related to this agreement of $51,065, $34,885, $151,531, $71,466, and $272,914 respectively.

The Company’s sublicense agreement with Ligand specifically provides rights for the global development, manufacture, and commercial utilization of certain compounds, for any and all medical applications. The Company purchased this license in a bargained exchange transaction that was conducted at arm’s length with an unrelated party. ASC 305 states that “Intangible assets that are acquired individually or with a group of assets in a transaction other than a business combination or an acquisition by a not-for-profit entity may meet asset recognition criteria in FASB Concepts Statement No. 5, Recognition and Measurement in Financial Statements of Business Enterprises.”

The sublicense agreement provides broad and exclusive rights to use a technology based intangible that is a legally protected, separable, and has a stand-alone value independent of the Company or any other holder. The Company specifically considered the nature of the license, the rights to its use and whether the license itself meets the legal contractual and/or separability criterion described in under ASC 805 “Business Combinations.”

The specific technology licensed under this agreement is known as DARA. This technology is fully developed, protected by issued patents and pending patent applications; the technology is the product of a long-term development effort that cannot be replicated. The DARA technology embodies unique know-how, including all biological, chemical, pharmacological toxicological, clinical, manufacturing assay and related data. This technology is also not generally known. Under ASC 805, intangible assets whose future economic benefits are legally protected are deemed to have met the legal contractual criteria and would therefore be accounted for as a separately identifiable intangible asset.

In addition to the above, the technology has a stand-alone value that makes it capable of being separated or divided from the Company or any other acquirer. The technology can be sold, transferred, licensed, rented, or exchanged either individually or together with a related contract, identifiable asset, or liability. The Company believes that the purchase of the license and the fact that the Company or any other market participant in possession of this license or a similar type of license would be able to sell, license, or otherwise exchange this technology for something else of value, provides evidence of its separability.

Further, the licensed technology could have use in other stand-alone broad applications outside of the initial intended use for FSGS, including hypertension and other nephrotic conditions. In connection with the acquired rights, the Company also acquired the right to enter into future sublicense agreements and has the right to transfer/sell this right to other third parties. Accordingly, the right to enter into sublicense agreements could be divided from other assets and independently sold. Consequently, this right meets the separability criterion specified in ASC 805-20-55-3 (e.g. it is an acquired intangible asset that is capable of being licensed).

On February 16, 2012 the Company entered into an agreement pursuant to which a biotech company (‘the Sublicensor’) with license rights to certain drug technologies agreed to grant us a worldwide sublicense for the development, manufacture and commercialization of RE-021 (DARA). The licensing agreement also enables the Company to sell the licensed technology as a research product or sublicense the technology to other third parties as potential sources of revenue. Under the license agreement, Sublicensor is obligated to transfer to the Company certain information, records, regulatory filings, materials and inventory controlled by Sublicensor and relating to or useful for developing RE-021. The Company must use commercially reasonable efforts to develop and commercialize RE-021 in specified major market countries and other countries in which the Company believes it is commercially reasonable to develop and commercialize such products. The agreement shall continue until neither party has any obligations under the agreement to make payments to the other party.

In accordance with the agreement as amended most recently as of January 7, 2013, the Company is obligated to make two non-refundable payments totaling $2,450,000, the first payment of $1,150,000 due upon execution and the second payment of $1,300,000 due January 31, 2013, which includes a $150,000 fee payable to the sublicensee in exchange for extended due date of this payment from October 1, 2012 to January 31, 2013. If the Company makes the second payment after January 31, 2013 but before February 28, 2013 the payment due is $1,400,000, if before March 31, 2013 the payment due is $1,450,000. As of December 31, 2012, the Company has recognized $2,300,000 for the cost of the License Agreement which is presented in the accompanying consolidated balance sheet as an intangible asset that is being amortized on a straight-line basis over the term of the License Agreement which expires on September 30, 2023. As of December 31, 2012, the Company made one payment of $1,150,000. The Company has recorded a $1,300,000 liability in the accompanying consolidated balance sheet at December 31, 2012 for the remaining payment of $1,150,000 plus $150,000 of extension fees. In addition, as more fully described below, the Company issued 620,000 common shares to Ligand valued at $1,550,000 as a result of the merger transaction. For the year ended December 31, 2012, the Company recognized amortization expense of the license related to this agreement totaling $121,383.

In addition, the Company is obligated to make series of milestone payments upon the achievement of each development milestone events set forth in the sublicense agreement which could amount to an aggregate of up to $106.9 million. Milestone payments as they become due will be recognized as license expense, pro-rata over the period through September 2023.

Per the sublicense agreement, starting from the first commercial sale of any licensed product (as defined in the agreement), the Company is obligated to pay the Sublicensor royalty payments equal to 15% of annual worldwide net sales of licensed product up to $300,000. For worldwide net sales of licensed product exceeding $300,000, a royalty percentage of 17% is applied. Royalties are payable on a quarterly basis, and are payable on a product-by-product and country-by country basis on the net sales of licensed products. Royalties terms will be in effect until the later of (i) ten years after the first commercial sale of any licensed product in such country or (ii) the expiration of any patent rights licensed under the license agreement (iii) the expiration of all periods of market exclusivity. Currently, the last to expire issued patent covered by such arrangement expires in September 2023; however, the Company expects such date may be extended by patent-term extensions. The sublicense agreement contains other customary clauses and terms as are common in similar agreements in the industry.

In the event the Company’s Exit Transaction defined in the agreement as (i) sale of all or substantially all of the Company’s assets or business or (ii) a merger, reorganization or consolidation involving the Company in which the stockholders or members of the Company immediately prior to such transaction cease to own collectively a majority of the voting equity securities or membership interests of a successor entity or (iii) a registered public offering of Company's common stock under the Securities Act of 1933 or (iv) a reverse merger of Company into an existing public company), the Company is obligated to pay the Sublicensor $1,500,000 no later than fifteen business days prior to the closing of the Exit Transaction. The Company has an option to issue capital stock in lieu of a cash payment to the Sublicensor. Should the Company choose to issue capital stocks, the number of shares of capital stock issue shall be equal to $1,500,000 divided by the per share price of the capital stock to be agreed upon between the Company and the Sublicensor on the date such election is made.